Securities - Schedule of Amortized Cost and Fair Value of the Available for Sale Securities and Held to Maturity Investment Securities Portfolio (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Available-for-sale Securities
Available-for-sale Securities, Estimated fair value	$ 10,906	$ 9,757
Held-to-maturity Securities
Held-to-maturity Securities, Estimated fair value	132	167
Agency mortgage-backed: residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	11,078	9,950
Available-for-sale Securities, Gross unrealized gains
Available-for-sale Securities, Gross unrealized losses	172	193
Available-for-sale Securities, Estimated fair value	10,906	9,757
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	134	171
Held-to-maturity Securities, Gross unrealized gains	1
Held-to-maturity Securities, Gross unrealized losses	3	4
Held-to-maturity Securities, Estimated fair value	$ 132	$ 167